Vessels (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended		6 Months Ended	10 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 10, 2012 Vera Vessel	Apr. 19, 2012 Fos Floating Storage Facility	Jun. 14, 2012 Hope Vessel	Oct. 23, 2012 Aegean Star
Property Plant And Equipment [Line Items]
Aggregate sale price	$ 8,932	$ 8,474	$ 2,920	$ 605	$ 5,103	$ 1,442	$ 1,782
Gain/ (Loss) on sale of vessel	(5,966)	(8,682)	(1,540)	(697)	(4,030)	509	(1,748)
Vessel's carrying value	453,026	474,440		952	8,762	541	3,530
Unamortized dry-docking costs	1,113	602		350	371	392
Capitalized expenses	$ 59,339	$ 58,334